JPMORGAN INCOME ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 40.0%
Aerospace & Defense — 0.2%
Boeing Co. (The) 3.20%, 3/1/2029	200,000	178,563
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	100,000	90,492
		269,055
Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	235,000	232,441
5.75%, 4/20/2029 (a)	25,000	24,156
		256,597
Auto Components — 1.0%
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	20,000	19,130
5.88%, 6/1/2029 (a)	335,000	335,670
3.75%, 1/30/2031 (a)	25,000	21,406
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	20,000	19,252
6.50%, 4/1/2027	255,000	242,250
6.88%, 7/1/2028	20,000	19,143
5.00%, 10/1/2029	50,000	44,424
Clarios Global LP
6.75%, 5/15/2025 (a)	25,000	25,156
6.25%, 5/15/2026 (a)	225,000	225,701
8.50%, 5/15/2027 (a)	20,000	19,933
Dana, Inc.
5.63%, 6/15/2028	25,000	24,212
4.25%, 9/1/2030	25,000	21,789
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	80,000	63,800
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	20,000	19,625
5.00%, 7/15/2029	350,000	320,491
5.25%, 4/30/2031	40,000	36,450
		1,458,432
Automobiles — 0.1%
General Motors Co. 5.00%, 4/1/2035	85,000	80,514
Banks — 3.0%
Banco Santander SA (Spain) (USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/8/2024 (b) (c) (d) (e)	200,000	204,790
Bank of America Corp.
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (b) (c) (e)	85,000	86,617
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (b) (c) (e)	250,000	219,983
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (e)	225,000	221,073
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (b) (c) (e)	185,000	187,081
(SOFR + 1.32%), 2.69%, 4/22/2032 (e)	115,000	100,223
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (b) (c) (e)	95,000	87,386
(SOFR + 1.37%), 4.14%, 5/24/2025 (e)	340,000	342,842
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (c) (e)	145,000	130,799
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (c) (e)	100,000	89,270

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 0.77%), 1.46%, 6/9/2027 (e)	225,000	202,508
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (e)	250,000	268,750
HSBC Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (c) (e)	200,000	167,795
ING Groep NV (Netherlands) (USD ICE Swap Rate 5 Year + 4.20%), 6.75%, 4/16/2024 (b) (c) (d) (e)	200,000	201,750
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (e)	200,000	163,816
Lloyds Banking Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.50%), 7.50%, 9/27/2025 (b) (c) (e)	200,000	205,553
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (e)	250,000	232,154
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (e)	200,000	195,929
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (b) (c) (e)	200,000	200,570
Societe Generale SA (France)
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (b) (c) (e)	200,000	207,609
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (a) (b) (c) (e)	200,000	177,745
Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (b) (c) (e)	100,000	96,471
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (e)	200,000	176,566
Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (e)	250,000	230,117
		4,397,397
Biotechnology — 0.1%
AbbVie, Inc. 4.50%, 5/14/2035	80,000	80,447
Building Products — 0.4%
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	20,000	20,100
4.88%, 12/15/2027 (a)	90,000	82,013
Masonite International Corp. 5.38%, 2/1/2028 (a)	100,000	99,970
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	50,000	42,506
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	325,000	308,272
4.38%, 7/15/2030 (a)	20,000	18,018
		570,879
Capital Markets — 0.8%
Charles Schwab Corp. (The) Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (e)	200,000	180,916
Coinbase Global, Inc. 3.63%, 10/1/2031 (a)	20,000	13,500
Credit Suisse Group AG (Switzerland) (USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (c) (e)	200,000	193,750
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (b) (c) (e)	95,000	89,195
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (b) (c) (e)	100,000	84,688
(SOFR + 0.91%), 1.95%, 10/21/2027 (e)	225,000	205,122
Morgan Stanley (SOFR + 0.86%), 1.51%, 7/20/2027 (e)	225,000	203,420
UBS Group AG (Switzerland) (USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (b) (c) (d) (e)	200,000	204,280
		1,174,871

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — 1.6%
Albemarle Corp. 4.65%, 6/1/2027	500,000	503,243
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	200,000	190,500
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	200,000	176,602
Chemours Co. (The)
5.75%, 11/15/2028 (a)	225,000	222,131
4.63%, 11/15/2029 (a)	50,000	45,188
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	140,000	125,300
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	340,000	330,708
4.25%, 5/15/2029 (a)	20,000	17,755
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	20,000	19,300
4.50%, 10/15/2029	285,000	255,793
4.00%, 4/1/2031	40,000	33,376
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	20,000	19,024
5.13%, 4/1/2029 (a)	220,000	183,700
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	115,000	107,499
5.63%, 8/15/2029 (a)	140,000	114,800
		2,344,919
Commercial Services & Supplies — 1.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	280,000	240,100
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	70,000	62,293
4.88%, 7/15/2032 (a)	180,000	156,358
Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	185,000	183,346
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	110,000	107,140
Atento Luxco 1 SA (Brazil) 8.00%, 2/10/2026 (d)	100,000	79,000
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	160,000	155,400
5.13%, 12/15/2026 (a)	20,000	19,977
4.38%, 8/15/2029 (a)	20,000	17,850
Madison IAQ LLC 4.13%, 6/30/2028 (a)	255,000	233,962
Nielsen Finance LLC 5.63%, 10/1/2028 (a)	160,000	158,578
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	20,000	19,780
3.38%, 8/31/2027 (a)	175,000	156,625
Stericycle, Inc. 3.88%, 1/15/2029 (a)	80,000	72,632
		1,663,041
Communications Equipment — 0.3%
CommScope, Inc.
6.00%, 3/1/2026 (a)	305,000	298,138
8.25%, 3/1/2027 (a)	135,000	118,766
		416,904

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	90,000	82,603
MasTec, Inc. 4.50%, 8/15/2028 (a)	75,000	71,508
		154,111
Consumer Finance — 1.5%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	420,000	368,520
3.85%, 10/29/2041	150,000	117,155
Ford Motor Credit Co. LLC
3.66%, 9/8/2024	200,000	195,006
4.27%, 1/9/2027	275,000	263,952
4.13%, 8/17/2027	665,000	630,087
3.82%, 11/2/2027	400,000	369,250
OneMain Finance Corp. 6.63%, 1/15/2028	150,000	150,188
Park Aerospace Holdings Ltd. (Ireland) 4.50%, 3/15/2023 (a)	100,000	100,127
		2,194,285
Containers & Packaging — 0.9%
Ardagh Packaging Finance plc 5.25%, 8/15/2027 (a)	200,000	167,000
LABL, Inc. 6.75%, 7/15/2026 (a)	185,000	178,525
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	255,000	251,863
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	340,000	307,700
TriMas Corp. 4.13%, 4/15/2029 (a)	65,000	58,500
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (f)	200,000	198,753
8.50%, 8/15/2027 (a) (f)	250,000	246,109
		1,408,450
Diversified Consumer Services — 0.1%
Service Corp. International 5.13%, 6/1/2029	175,000	175,137
Diversified Telecommunication Services — 3.1%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	200,000	196,546
Altice France SA (France)
8.13%, 2/1/2027 (a)	200,000	200,284
5.13%, 7/15/2029 (a)	250,000	218,219
AT&T, Inc.
4.30%, 2/15/2030	125,000	126,032
3.50%, 9/15/2053	50,000	40,311
CCO Holdings LLC
5.13%, 5/1/2027 (a)	15,000	14,784
5.00%, 2/1/2028 (a)	650,000	629,743
5.38%, 6/1/2029 (a)	415,000	403,127
4.75%, 3/1/2030 (a)	605,000	558,112
4.50%, 8/15/2030 (a)	142,000	128,240
4.25%, 2/1/2031 (a)	150,000	132,330
4.75%, 2/1/2032 (a)	20,000	17,800
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	265,000	259,700
5.00%, 5/1/2028 (a)	20,000	18,605

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	110,000	102,575
Level 3 Financing, Inc.
5.38%, 5/1/2025	14,000	13,983
5.25%, 3/15/2026	6,000	5,895
4.63%, 9/15/2027 (a)	355,000	327,044
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	440,000	404,800
Sprint Capital Corp.
6.88%, 11/15/2028	125,000	141,410
8.75%, 3/15/2032	285,000	370,216
Switch Ltd.
3.75%, 9/15/2028 (a)	20,000	20,006
4.13%, 6/15/2029 (a)	50,000	50,391
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	60,000	54,756
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	135,000	118,125
		4,553,034
Electric Utilities — 1.6%
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	115,000	96,781
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	200,000	161,100
Energuate Trust (Guatemala) 5.88%, 5/3/2027 (d)	200,000	189,725
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (d)	200,000	190,225
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	193,162
NRG Energy, Inc.
6.63%, 1/15/2027	20,000	20,527
5.75%, 1/15/2028	150,000	150,390
3.38%, 2/15/2029 (a)	265,000	235,833
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (d)	200,000	192,175
Vistra Operations Co. LLC
5.13%, 5/13/2025 (a)	740,000	744,610
5.63%, 2/15/2027 (a)	20,000	20,010
5.00%, 7/31/2027 (a)	245,000	239,685
		2,434,223
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC 3.25%, 2/15/2029	100,000	88,250
II-VI, Inc. 5.00%, 12/15/2029 (a)	105,000	98,438
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	350,000	312,812
		499,500
Energy Equipment & Services — 0.1%
Guara Norte Sarl (Brazil) 5.20%, 6/15/2034 (d)	191,908	162,666
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	42,448	40,590
		203,256
Entertainment — 0.7%
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	25,000	24,750
6.50%, 5/15/2027 (a)	210,000	217,363
4.75%, 10/15/2027 (a)	340,000	324,700
Netflix, Inc. 5.88%, 11/15/2028	280,000	289,990

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	20,000	18,378
3.88%, 7/15/2030 (a)	220,000	202,217
		1,077,398
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp. 3.80%, 8/15/2029	100,000	94,265
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	45,000	44,343
5.25%, 3/15/2028 (a)	45,000	43,762
5.25%, 7/15/2030 (a)	125,000	119,375
RHP Hotel Properties LP
4.75%, 10/15/2027	310,000	297,730
4.50%, 2/15/2029 (a)	20,000	18,660
SBA Communications Corp. 3.88%, 2/15/2027	185,000	180,861
VICI Properties LP
4.25%, 12/1/2026 (a)	345,000	327,619
3.75%, 2/15/2027 (a)	120,000	111,525
4.63%, 12/1/2029 (a)	37,000	34,780
		1,272,920
Food & Staples Retailing — 0.8%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	435,000	422,574
5.88%, 2/15/2028 (a)	45,000	44,082
3.50%, 3/15/2029 (a)	70,000	60,922
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	195,000	191,790
4.25%, 8/1/2029 (a)	70,000	62,192
Rite Aid Corp.
7.50%, 7/01/2025 (a)	230,000	193,861
8.00%, 11/15/2026 (a)	95,000	78,712
US Foods, Inc.
4.75%, 2/15/2029 (a)	114,000	107,009
4.63%, 6/1/2030 (a)	41,000	37,638
		1,198,780
Food Products — 0.5%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	295,000	273,244
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	20,000	19,825
5.50%, 12/15/2029 (a)	320,000	304,699
4.63%, 4/15/2030 (a)	40,000	35,881
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	200,000	136,940
		770,589
Health Care Equipment & Supplies — 0.6%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	270,000	262,853
Hologic, Inc. 3.25%, 2/15/2029 (a)	250,000	225,000

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029 (a)	375,000	338,437
5.25%, 10/1/2029 (a)	70,000	61,965
Teleflex, Inc. 4.25%, 6/1/2028 (a)	25,000	24,009
		912,264
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	65,000	64,269
5.00%, 4/15/2029 (a)	35,000	33,977
Centene Corp.
4.25%, 12/15/2027	20,000	19,900
4.63%, 12/15/2029	470,000	463,204
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	291,000	291,588
5.63%, 3/15/2027 (a)	25,000	23,289
6.00%, 1/15/2029 (a)	70,000	63,430
5.25%, 5/15/2030 (a)	39,000	33,595
4.75%, 2/15/2031 (a)	20,000	16,135
DaVita, Inc. 3.75%, 2/15/2031 (a)	375,000	307,339
Encompass Health Corp.
4.50%, 2/1/2028	250,000	232,417
4.75%, 2/1/2030	45,000	41,175
HCA, Inc.
5.88%, 2/15/2026	455,000	477,750
5.63%, 9/1/2028	250,000	262,187
5.88%, 2/1/2029	295,000	311,962
4.13%, 6/15/2029	140,000	135,621
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	110,000	99,413
Tenet Healthcare Corp.
4.88%, 1/1/2026 (a)	20,000	19,955
6.25%, 2/1/2027 (a)	20,000	20,001
5.13%, 11/1/2027 (a)	535,000	530,923
4.63%, 6/15/2028 (a)	385,000	370,449
4.38%, 1/15/2030 (a)	25,000	23,325
		3,841,904
Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 5/15/2027 (a)	200,000	200,140
Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	200,000	188,750
4.38%, 1/15/2028 (a)	45,000	42,287
3.50%, 2/15/2029 (a)	50,000	45,845
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	75,000	69,750
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	30,000	30,390
8.13%, 7/1/2027 (a)	85,000	86,462
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	100,000	100,390

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp.
9.88%, 8/1/2027 (a)	60,000	63,608
6.00%, 5/1/2029 (a)	95,000	80,275
Cedar Fair LP
5.50%, 5/1/2025 (a)	20,000	20,304
5.38%, 4/15/2027	170,000	165,840
5.25%, 7/15/2029	50,000	48,239
Hilton Domestic Operating Co., Inc. 3.75%, 5/1/2029 (a)	90,000	82,417
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	260,000	261,352
MGM Resorts International
6.75%, 5/1/2025	70,000	71,120
4.63%, 9/1/2026	80,000	74,882
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	270,000	265,321
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	20,000	20,700
Station Casinos LLC 4.50%, 2/15/2028 (a)	55,000	49,771
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	70,000	71,278
5.13%, 10/1/2029 (a)	300,000	266,100
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	155,000	149,187
		2,254,268
Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	85,000	86,879
Newell Brands, Inc. 4.45%, 4/1/2026 (f)	160,000	159,320
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	200,000	174,657
		420,856
Household Products — 0.6%
Central Garden & Pet Co.
5.13%, 2/01/2028	225,000	214,875
4.13%, 10/15/2030	20,000	17,700
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	57,000	50,303
4.38%, 3/31/2029 (a)	322,000	272,265
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	270,000	253,125
5.50%, 7/15/2030 (a)	45,000	41,598
3.88%, 3/15/2031 (a)	50,000	42,750
		892,616
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
4.50%, 2/15/2028 (a)	200,000	191,190
4.63%, 2/1/2029 (a)	70,000	60,900
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (d)	170,000	162,520
		414,610
Internet & Direct Marketing Retail — 0.1%
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	120,000	101,989

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — 0.2%
Block, Inc. 3.50%, 6/1/2031 (a)	140,000	120,050
Gartner, Inc. 4.50%, 7/1/2028 (a)	260,000	252,837
		372,887
Leisure Products — 0.2%
Mattel, Inc. 5.88%, 12/15/2027 (a)	175,000	178,063
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	185,000	159,100
		337,163
Machinery — 0.0% ^
Terex Corp. 5.00%, 5/15/2029 (a)	80,000	74,464
Media — 3.3%
Charter Communications Operating LLC 5.38%, 4/1/2038	100,000	94,178
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	430,000	395,127
7.75%, 4/15/2028 (a)	37,000	31,046
7.50%, 6/1/2029 (a)	33,000	26,674
CSC Holdings LLC 6.50%, 2/1/2029 (a)	260,000	256,017
Directv Financing LLC 5.88%, 8/15/2027 (a)	255,000	240,465
Discovery Communications LLC 4.95%, 5/15/2042	60,000	52,874
DISH DBS Corp.
5.00%, 3/15/2023	125,000	122,500
5.88%, 11/15/2024	836,000	768,785
7.75%, 7/1/2026	125,000	106,875
5.25%, 12/1/2026 (a)	139,000	117,601
5.75%, 12/1/2028 (a)	20,000	16,325
GCI LLC 4.75%, 10/15/2028 (a)	25,000	22,617
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	33,000	30,054
Gray Television, Inc.
7.00%, 5/15/2027 (a)	40,000	40,400
4.75%, 10/15/2030 (a)	202,000	177,483
iHeartCommunications, Inc.
6.38%, 5/1/2026	20,000	19,705
5.25%, 8/15/2027 (a)	370,000	347,922
4.75%, 1/15/2028 (a)	50,000	45,056
Midcontinent Communications 5.38%, 8/15/2027 (a)	40,000	38,228
News Corp. 3.88%, 5/15/2029 (a)	145,000	134,131
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	45,000	44,889
4.75%, 11/1/2028 (a)	420,000	395,850
Paramount Global
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (e)	100,000	94,010
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (e)	205,000	194,854
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	225,000	223,594
4.00%, 7/15/2028 (a)	385,000	357,030
5.50%, 7/1/2029 (a)	20,000	19,866
4.13%, 7/1/2030 (a)	70,000	63,087

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	70,000	70,749
4.50%, 5/1/2029 (a)	155,000	142,019
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	185,000	180,144
		4,870,155
Metals & Mining — 1.0%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	200,000	202,981
Allegheny Technologies, Inc. 5.88%, 12/1/2027	25,000	24,118
Arconic Corp.
6.00%, 5/15/2025 (a)	20,000	20,450
6.13%, 2/15/2028 (a)	185,000	181,383
Big River Steel LLC 6.63%, 1/31/2029 (a)	55,000	55,244
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	245,000	227,659
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (d)	200,000	195,250
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	160,000	154,454
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (a)	100,000	84,577
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	80,000	73,554
Novelis Corp.
4.75%, 1/30/2030 (a)	154,000	146,108
3.88%, 8/15/2031 (a)	66,000	57,585
		1,423,363
Multiline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	125,000	123,949
Oil, Gas & Consumable Fuels — 3.9%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	20,000	21,157
5.75%, 3/1/2027 (a)	25,000	25,063
5.75%, 1/15/2028 (a)	195,000	195,000
5.38%, 6/15/2029 (a)	70,000	70,184
Antero Resources Corp.
8.38%, 7/15/2026 (a)	20,000	21,750
7.63%, 2/1/2029 (a)	50,000	54,197
5.38%, 3/1/2030 (a)	20,000	20,285
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (c) (e)	140,000	136,377
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (e)	75,000	70,132
Buckeye Partners LP
3.95%, 12/1/2026	170,000	162,809
4.13%, 12/1/2027	20,000	18,600
4.50%, 3/1/2028 (a)	20,000	18,620
Cheniere Energy Partners LP
4.50%, 10/1/2029	150,000	146,334
4.00%, 3/1/2031	20,000	18,475
Cheniere Energy, Inc. 4.63%, 10/15/2028	80,000	77,723
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	20,000	20,301
6.75%, 4/15/2029 (a)	180,000	189,720

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	180,000	179,747
Crestwood Midstream Partners LP
5.75%, 4/1/2025	65,000	64,447
5.63%, 5/1/2027 (a)	45,000	43,416
8.00%, 4/1/2029 (a)	115,000	117,875
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	190,000	177,911
Energean Israel Finance Ltd. (Israel) 5.38%, 3/30/2028 (a) (d)	50,000	46,307
Energy Transfer LP 5.35%, 5/15/2045	60,000	54,963
EnLink Midstream Partners LP
4.40%, 4/1/2024	80,000	79,900
4.85%, 7/15/2026	20,000	20,111
EQM Midstream Partners LP
4.75%, 7/15/2023	20,000	20,316
6.00%, 7/1/2025 (a)	185,000	186,850
4.50%, 1/15/2029 (a)	70,000	62,075
EQT Corp. 3.90%, 10/1/2027	80,000	77,111
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	130,000	134,307
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	165,000	168,465
5.13%, 6/15/2028 (a)	20,000	19,748
4.25%, 2/15/2030 (a)	20,000	18,329
Leviathan Bond Ltd. (Israel) 6.75%, 6/30/2030 (a) (d)	50,000	49,350
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (d)	200,000	186,000
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	85,000	88,961
MPLX LP 4.50%, 4/15/2038	90,000	83,394
NuStar Logistics LP 5.63%, 4/28/2027	210,000	210,630
Occidental Petroleum Corp.
8.50%, 7/15/2027	50,000	58,000
8.88%, 7/15/2030	195,000	243,555
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (d)	200,000	175,500
Petrobras Global Finance BV (Brazil) 5.50%, 6/10/2051	100,000	81,624
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	50,000	49,220
5.35%, 2/12/2028	300,000	263,820
7.69%, 1/23/2050	350,000	271,250
Range Resources Corp.
8.25%, 1/15/2029	85,000	92,031
4.75%, 2/15/2030 (a)	20,000	19,561
SM Energy Co.
10.00%, 1/15/2025 (a)	55,000	59,262
6.75%, 9/15/2026	20,000	20,231
Southwestern Energy Co.
8.38%, 9/15/2028	160,000	175,326
5.38%, 2/1/2029	20,000	20,121
Sunoco LP 4.50%, 5/15/2029	60,000	55,860
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	170,000	175,100
6.00%, 3/1/2027 (a)	20,000	19,507

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.50%, 1/15/2028 (a)	50,000	46,397
6.00%, 12/31/2030 (a)	20,000	18,011
Targa Resources Partners LP
6.50%, 7/15/2027	285,000	295,687
4.88%, 2/1/2031	70,000	67,108
4.00%, 1/15/2032	205,000	187,062
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (e)	100,000	93,975
		5,845,148
Personal Products — 0.3%
Coty, Inc.
5.00%, 4/15/2026 (a)	80,000	76,519
4.75%, 1/15/2029 (a)	20,000	17,676
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	230,000	223,691
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	170,000	163,200
		481,086
Pharmaceuticals — 1.3%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	415,000	347,791
8.50%, 1/31/2027 (a)	135,000	107,244
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	20,000	18,858
5.75%, 8/15/2027 (a)	200,000	176,679
4.88%, 6/1/2028 (a)	275,000	236,246
5.00%, 2/15/2029 (a)	20,000	11,951
7.25%, 5/30/2029 (a)	130,000	85,952
5.25%, 1/30/2030 (a)	230,000	134,550
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	250,000	225,860
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (f)	145,000	149,031
Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	193,000
Organon & Co. 4.13%, 4/30/2028 (a)	205,000	196,550
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	50,000	44,500
		1,928,212
Road & Rail — 0.6%
Avis Budget Car Rental LLC
4.75%, 4/1/2028 (a)	90,000	81,675
5.38%, 3/01/2029 (a)	275,000	251,625
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	30,000	26,613
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	45,000	41,191
5.00%, 12/1/2029 (a)	90,000	78,975
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	105,000	94,763
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	165,000	170,558
4.50%, 8/15/2029 (a)	140,000	126,619
		872,019

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	115,000	114,569
Broadcom Corp. 3.50%, 1/15/2028	100,000	95,011
Entegris Escrow Corp. 4.75%, 4/15/2029 (a)	70,000	66,573
Entegris, Inc. 4.38%, 4/15/2028 (a)	105,000	97,912
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	190,000	180,236
		554,301
Software — 0.5%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	190,000	172,321
Minerva Merger Sub, Inc. 6.50%, 2/15/2030 (a)	50,000	45,875
NCR Corp.
5.75%, 9/1/2027 (a)	40,000	38,739
5.13%, 4/15/2029 (a)	280,000	267,032
6.13%, 9/1/2029 (a)	20,000	19,006
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	215,000	214,860
		757,833
Specialty Retail — 0.8%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	45,000	42,394
4.63%, 11/15/2029 (a)	130,000	119,845
4.75%, 3/1/2030	35,000	31,763
Bath & Body Works, Inc.
7.50%, 6/15/2029	20,000	20,800
6.75%, 7/1/2036	115,000	102,637
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	55,000	40,287
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	30,000	27,323
Lithia Motors, Inc. 4.63%, 12/15/2027 (a)	90,000	88,585
Penske Automotive Group, Inc. 3.75%, 6/15/2029	100,000	89,674
PetSmart, Inc. 4.75%, 2/15/2028 (a)	270,000	248,400
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	166,000	152,720
6.13%, 7/1/2029 (a)	70,000	60,025
6.00%, 12/1/2029 (a)	9,000	7,753
Staples, Inc. 7.50%, 4/15/2026 (a)	225,000	207,810
		1,240,016
Thrifts & Mortgage Finance — 0.1%
Rocket Mortgage LLC
3.63%, 3/1/2029 (a)	78,000	67,520
3.88%, 3/1/2031 (a)	92,000	77,446
		144,966
Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	80,000	68,320
BAT International Finance plc (United Kingdom) 4.45%, 3/16/2028	310,000	301,521
		369,841
Trading Companies & Distributors — 0.9%
Air Lease Corp. 2.20%, 1/15/2027	380,000	339,959

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
Imola Merger Corp. 4.75%, 5/15/2029 (a)	360,000	337,950
United Rentals North America, Inc.
4.88%, 1/15/2028	400,000	399,000
5.25%, 1/15/2030	20,000	20,018
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	230,000	238,797
7.25%, 6/15/2028 (a)	40,000	42,002
		1,377,726
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV (Mexico) 5.38%, 4/4/2032 (a)	200,000	189,300
Sprint Corp. 7.63%, 3/1/2026	310,000	343,096
T-Mobile USA, Inc. 4.75%, 2/1/2028	320,000	320,976
Vodafone Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081 (e)	100,000	88,606
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (e)	100,000	82,538
		1,024,516
Total Corporate Bonds (Cost $63,947,521)		59,491,031
Asset-Backed Securities — 23.1%
ACC Trust Series 2019-2, Class C, 5.24%, 10/21/2024 (a)	500,000	499,836
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	7,341	7,718
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	50,000	44,023
American Credit Acceptance Receivables Trust
Series 2020-4, Class E, 3.65%, 12/14/2026 (a)	600,000	586,420
Series 2021-2, Class E, 2.54%, 7/13/2027 (a)	800,000	757,396
Series 2021-3, Class E, 2.56%, 11/15/2027 (a)	800,000	746,801
Series 2022-2, Class D, 4.85%, 6/13/2028 (a)	230,000	228,844
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	190,000	188,946
AMSR Trust Series 2020-SFR1, Class H, 5.30%, 4/17/2037 ‡ (a)	100,000	95,216
Applebee's Funding LLC
Series 2019-1A, Class A2I, 4.19%, 6/5/2049 (a)	1,633,500	1,603,453
Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (a)	495,000	467,255
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class C, 3.02%, 8/20/2026 (a)	461,000	426,567
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	10,083	10,843
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 2.19%, 12/15/2038 (a) (g)	428,500	416,816
Series 2021-FL7, Class D, 3.62%, 12/15/2038 ‡ (a) (g)	275,000	263,869
Series 2021-FL7, Class E, 4.27%, 12/15/2038 ‡ (a) (g)	265,000	253,083
Business Jet Securities LLC Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	133,262	123,636
CoreVest American Finance Trust
Series 2019-1, Class E, 5.49%, 3/15/2052 ‡ (a) (g)	300,000	289,603
Series 2019-2, Class E, 5.26%, 6/15/2052 ‡ (a) (g)	350,000	322,326
Series 2019-3, Class E, 4.76%, 10/15/2052 ‡ (a) (g)	350,000	308,230
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (a)	298,500	250,696
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031 ‡ (a)	92,253	92,030
DRIVEN BRANDS FUNDING LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	1,990,000	1,724,337

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
DT Auto Owner Trust
Series 2019-2A, Class E, 4.46%, 5/15/2026 (a)	750,000	748,346
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	800,000	730,745
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	1,929,000	1,777,171
Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	1,080,000	1,002,038
Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	1,600,000	1,475,306
FirstKey Homes Trust Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 ‡ (a)	500,000	467,990
FMC GMSR Issuer Trust Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	300,000	295,464
Freed ABS Trust Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	1,000,000	1,000,225
FREED ABS Trust Series 2022-1FP, Class D, 3.35%, 3/19/2029 ‡ (a)	200,000	188,431
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.48%, 10/15/2027 (a)	250,000	232,624
Series 2021-1A, Class E, 3.14%, 1/18/2028 (a)	650,000	605,815
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,000,000	910,154
GLS Auto Receivables Trust Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	250,000	238,401
Hertz Vehicle Financing III LLC Series 2022-3A, Class B, 3.86%, 3/25/2025 (a)	500,000	495,978
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class E, 4.70%, 4/19/2037 ‡ (a) (g)	195,500	191,954
Hilton Grand Vacations Trust Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	473,136	468,170
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (a) (h)	850,000	806,054
LendingClub Loan Certificate Issuer Trust
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	50,000	1,414,011
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	50,000	1,264,622
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	50,000	1,234,718
Lendmark Funding Trust Series 2021-1A, Class D, 5.05%, 11/20/2031 ‡ (a)	500,000	416,204
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	585,000	587,043
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 ‡ (a)	168,000	153,550
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	238,232	222,408
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	219,187	205,797
OneMain Financial Issuance Trust Series 2018-2A, Class A, 3.57%, 3/14/2033 (a)	290,000	286,626
Planet Fitness Master Issuer LLC Series 2022-1A, Class A2I, 3.25%, 12/5/2051 (a)	65,000	59,552
Republic Finance Issuance Trust Series 2021-A, Class D, 5.23%, 12/22/2031 ‡ (a)	800,000	736,645
Santander Drive Auto Receivables Trust
Series 2022-2, Class B, 3.44%, 9/15/2027	210,000	207,234
Series 2022-2, Class C, 3.76%, 7/16/2029	400,000	389,476
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (a)	348,828	324,693
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 ‡ (a)	101,000	98,391
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	36,875	33,859
Series 2016-1, Class B, 3.65%, 1/7/2026	32,870	30,572
Upstart Pass-Through Trust
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	944,915	921,840
Series 2022-PT2, Class A, 16.95%, 2/20/2030 (a) (g)	935,068	947,963
Series 2022-PT3, Class A, 19.34%, 4/20/2030 (a) (g)	569,027	582,718
Upstart Securitization Trust
Series 2020-3, Class C, 6.25%, 11/20/2030 ‡ (a)	1,000,000	987,491

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-2, Class C, 3.61%, 6/20/2031 ‡ (a)	1,500,000	1,400,033
Series 2022-2, Class B, 6.10%, 5/20/2032 (a) (h)	500,000	494,576
Total Asset-Backed Securities (Cost $35,630,368)		34,342,832
Commercial Mortgage-Backed Securities — 17.1%
BANK
Series 2019-BN20, Class D, 2.50%, 9/15/2062 ‡ (a)	700,000	520,371
Series 2020-BN26, Class E, 2.50%, 3/15/2063 ‡ (a)	320,000	217,608
BX Commercial Mortgage Trust
Series 2021-21M, Class A, 1.60%, 10/15/2036 (a) (g)	500,000	480,461
Series 2020-VIVA, Class D, 3.55%, 3/11/2044 ‡ (a) (g)	750,000	619,495
BX Trust Series 2022-LBA6, Class A, 1.78%, 1/15/2039 (a) (g)	155,000	149,560
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class B, 5.10%, 11/10/2046 ‡ (g)	100,000	100,224
Series 2014-GC23, Class C, 4.43%, 7/10/2047 ‡ (g)	100,000	97,863
Series 2018-C5, Class XA, IO, 0.53%, 6/10/2051 (g)	1,642,353	52,482
Series 2015-GC33, Class B, 4.57%, 9/10/2058 ‡ (g)	65,000	63,823
Citigroup COmmercial Mortgage Trust Series 2018-C6, Class XA, IO, 0.77%, 11/10/2051 (g)	1,178,986	47,167
Commercial Mortgage Trust
Series 2016-DC2, Class D, 3.92%, 2/10/2049 ‡ (a) (g)	350,000	298,717
Series 2015-PC1, Class B, 4.30%, 7/10/2050 ‡ (g)	65,000	63,477
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K741, Class X1, IO, 0.57%, 12/25/2027 (g)	1,447,969	39,329
Series K742, Class X1, IO, 0.78%, 3/25/2028 (g)	2,773,034	91,959
Series K742, Class X3, IO, 2.60%, 4/25/2028 (g)	5,000,000	627,886
Series K743, Class X1, IO, 0.93%, 5/25/2028 (g)	1,656,116	78,664
Series K744, Class X1, IO, 0.86%, 7/25/2028 (g)	2,154,641	96,198
Series K084, Class X3, IO, 2.24%, 11/25/2028 (g)	751,485	87,906
Series K104, Class X1, IO, 1.12%, 1/25/2030 (g)	9,374,971	643,225
Series K110, Class X1, IO, 1.70%, 4/25/2030 (g)	8,874,881	922,497
Series K132, Class X1, IO, 0.51%, 8/25/2031 (g)	16,898,280	656,681
Series K-1514, Class X1, IO, 0.58%, 10/25/2034 (g)	1,189,818	63,428
Series K-1517, Class X1, IO, 1.33%, 7/25/2035 (g)	392,688	49,676
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 ‡ (g)	413,482	18,917
Series K067, Class X3, IO, 2.11%, 9/25/2044 (g)	1,575,428	144,614
Series K065, Class X3, IO, 2.18%, 7/25/2045 (g)	1,304,230	117,642
Series K097, Class X3, IO, 2.02%, 9/25/2046 (g)	3,000,000	347,932
Series K083, Class X3, IO, 2.29%, 11/25/2046 (g)	621,062	73,364
Series K737, Class X3, IO, 1.77%, 1/25/2048 (g)	900,000	60,239
Series K124, Class X3, IO, 2.62%, 2/25/2049 (g)	5,000,000	865,340
Series K741, Class X3, IO, 2.45%, 3/25/2049 (g)	13,766,615	1,540,728
Series K743, Class X3, IO, 2.95%, 6/25/2049 (g)	13,000,000	1,876,050
FNMA ACES
Series 2020-M3, Class X1, IO, 0.36%, 2/25/2030 (g)	3,883,248	90,751
Series 2022-M2, Class X2, IO, 0.21%, 1/25/2032 (g)	2,871,387	49,715
Series 2020-M31, Class AB, 0.50%, 10/25/2032	86,166	71,351
FREMF Mortgage Trust
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	19,961,886	92,907
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	790,000	482,789

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	10,000,000	52,198
Series 2017-K724, Class D, PO, 12/25/2049 (a)	500,000	442,563
Series 2017-K65, Class B, 4.07%, 7/25/2050 (a) (g)	265,000	259,521
GNMA
Series 2014-135, IO, 0.42%, 1/16/2056 (g)	6,877,034	143,498
Series 2017-53, IO, 0.52%, 11/16/2056 (g)	5,200,592	191,092
Series 2015-114, IO, 0.38%, 3/15/2057 (g)	5,730,600	109,937
Series 2017-158, IO, 0.47%, 9/16/2057 (g)	3,802,460	132,150
Series 2020-184, IO, 0.91%, 11/16/2060 (g)	6,789,132	472,327
Series 2021-218, IO, 0.96%, 10/16/2061 (g)	347,225	28,623
Series 2020-120, IO, 0.77%, 5/16/2062 (g)	6,170,996	412,853
Series 2020-100, IO, 0.79%, 5/16/2062 (g)	5,954,298	401,800
Series 2020-161, IO, 1.04%, 8/16/2062 (g)	5,402,028	423,829
Series 2020-190, IO, 1.04%, 11/16/2062 (g)	890,251	72,889
Series 2021-35, Class IX, IO, 1.18%, 12/16/2062	1,983,590	182,164
Series 2021-120, IO, 1.00%, 2/16/2063 (g)	6,894,453	573,044
Series 2021-170, IO, 0.99%, 5/16/2063 (g)	2,445,267	198,921
Series 2021-61, IO, 1.10%, 8/16/2063 (g)	1,662,999	134,902
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (g)	1,985,797	190,807
Series 2021-110, IO, 0.88%, 11/16/2063 (g)	5,972,156	457,655
Series 2021-200, IO, 0.89%, 11/16/2063 (g)	2,163,096	171,437
Series 2021-180, IO, 0.90%, 11/16/2063 (g)	4,921,807	392,834
Series 2021-150, IO, 1.03%, 11/16/2063 (g)	4,918,410	418,148
Series 2021-185, IO, 1.10%, 11/16/2063 (g)	1,524,638	134,547
Series 2022-7, Class SA, IF, IO, 3.25%, 2/16/2064 (g)	1,396,188	210,007
Series 2021-224, IO, 0.78%, 4/16/2064 (g)	1,980,097	148,752
Series 2022-80, IO, 0.59%, 6/16/2064 (g)	1,198,725	70,051
Series 2022-62, IO, 0.62%, 6/16/2064 (g)	1,995,535	124,380
GS Mortgage Securities Trust
Series 2016-GS2, Class D, 2.75%, 5/10/2049 ‡ (a)	750,000	624,635
Series 2019-GC40, Class E, 3.00%, 7/10/2052 ‡ (a)	800,000	582,065
JPMBB Commercial Mortgage Securities Trust Series 2014-C26, Class D, 3.88%, 1/15/2048 ‡ (a) (g)	250,000	227,360
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.00%, 12/15/2046 ‡ (a) (g)	1,500,000	1,463,715
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 4.90%, 4/15/2047 ‡ (a) (g)	1,337,000	1,295,048
Series 2014-C18, Class B, 4.46%, 10/15/2047 ‡ (g)	100,000	98,448
Series 2016-C31, Class C, 4.27%, 11/15/2049 (g)	100,000	88,641
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	400,000	364,144
MSC Trust Series 2021-ILP, Class A, 1.65%, 11/15/2023 (a) (g)	239,209	229,646
Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M10, 4.26%, 10/15/2049 ‡ (a) (g)	400,000	370,269
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class C, 4.31%, 12/10/2045 ‡ (a) (g)	1,000,000	986,686
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class D, 3.00%, 5/15/2051 ‡ (a)	250,000	193,312
Series 2022-C62, Class C, 4.35%, 4/15/2055 ‡ (g)	150,000	134,182
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class C, 3.91%, 5/15/2045 ‡ (g)	65,000	63,553

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2014-C22, Class C, 3.76%, 9/15/2057 ‡ (g)	100,000	95,419
Series 2014-C22, Class B, 4.37%, 9/15/2057 ‡ (g)	100,000	98,985
Total Commercial Mortgage-Backed Securities (Cost $27,258,597)		25,368,073
Mortgage-Backed Securities — 9.3%
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 5/25/2052 (h)	5,901,000	5,433,863
TBA, 4.50%, 5/25/2052 (h)	2,400,000	2,444,912
TBA, 4.50%, 6/25/2052 (h)	2,400,000	2,441,625
GNMA II, 30 Year Pool # MA7706 3.00%, 11/20/2051	1,170,224	1,130,860
GNMA II, Single Family, 30 Year TBA, 4.50%, 6/15/2052 (h)	2,400,000	2,452,875
Total Mortgage-Backed Securities (Cost $13,853,455)		13,904,135
Collateralized Mortgage Obligations — 7.7%
Connecticut Avenue Securities Trust Series 2019-R01, Class 2B1, 5.36%, 7/25/2031 ‡ (a) (g)	1,500,000	1,497,093
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (g)	135,697	134,911
FHLMC STACR REMIC Trust Series 2021-HQA1, Class M2, 2.83%, 8/25/2033 (a) (g)	2,000,000	1,859,639
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA2, Class B1, 6.16%, 10/25/2029 (g)	250,000	263,282
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 6.76%, 7/25/2029 (g)	1,000,000	1,077,132
Series 2017-C02, Class 2B1, 6.51%, 9/25/2029 (g)	1,000,000	1,074,229
Series 2017-C04, Class 2B1, 6.06%, 11/25/2029 (g)	1,500,000	1,581,824
Series 2021-R02, Class 2B1, 3.88%, 11/25/2041 (a) (g)	64,000	57,276
Series 2021-R02, Class 2B2, 6.78%, 11/25/2041 (a) (g)	26,000	21,718
GNMA
Series 2014-181, Class SL, IF, IO, 4.67%, 12/20/2044 (g)	601,151	83,960
Series 2017-134, Class SD, IF, IO, 5.27%, 9/20/2047 (g)	602,440	86,043
Series 2019-52, Class SA, IF, IO, 5.17%, 4/20/2049 (g)	901,460	115,731
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	1,146,512	180,881
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,666,161	260,345
Series 2021-117, Class ES, IF, IO, 5.37%, 7/20/2051 (g)	1,928,241	313,752
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	170,922	27,065
Series 2021-154, Class SD, IF, IO, 5.37%, 9/20/2051 (g)	584,226	101,541
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	3,388,955	541,019
MFA Trust Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (f)	270,000	269,426
PRPM LLC Series 2021-11, Class A2, 4.58%, 11/25/2026 (a) (f)	1,000,000	930,461
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (f)	243,456	233,266
STACR Trust Series 2018-HRP2, Class M3, 3.41%, 2/25/2047 (a) (g)	300,000	294,945
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (g)	500,000	487,500
Total Collateralized Mortgage Obligations (Cost $11,808,831)		11,493,039
Foreign Government Securities — 3.2%
Dominican Republic Government Bond
6.00%, 2/22/2033 (a)	150,000	138,403
6.00%, 2/22/2033 (d)	150,000	138,403
7.45%, 4/30/2044 (d)	100,000	95,738
5.88%, 1/30/2060 (d)	150,000	116,606

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Federal Republic of Nigeria
6.50%, 11/28/2027 (d)	200,000	169,500
7.38%, 9/28/2033 (d)	200,000	156,288
8.25%, 9/28/2051 (a)	200,000	148,500
Federative Republic of Brazil, 3.75%, 9/12/2031	200,000	174,900
Gabonese Republic, 7.00%, 11/24/2031 (d)	200,000	168,500
Hashemite Kingdom of Jordan, 5.85%, 7/7/2030 (d)	200,000	177,037
Islamic Republic of Pakistan, 6.00%, 4/8/2026 (d)	200,000	148,022
Kingdom of Bahrain, 5.45%, 9/16/2032 (d)	200,000	182,037
Republic of Angola, 8.00%, 11/26/2029 (d)	200,000	186,500
Republic of Colombia, 3.00%, 1/30/2030	200,000	165,538
Republic of Costa Rica, 6.13%, 2/19/2031 (d)	200,000	194,475
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (d) (f)	131,389	122,997
6.13%, 6/15/2033 (d)	200,000	178,037
Republic of Ecuador, 5.00%, 7/31/2030 (d) (f)	120,000	99,285
Republic of El Salvador
6.38%, 1/18/2027 (d)	50,000	19,556
7.12%, 1/20/2050 (d)	150,000	57,638
Republic of Ghana
6.38%, 2/11/2027 (d)	200,000	121,500
8.75%, 3/11/2061 (d)	200,000	99,913
Republic of Iraq, 5.80%, 1/15/2028 (d)	187,500	177,984
Republic of Kenya, 8.00%, 5/22/2032 (d)	200,000	173,000
Republic of Paraguay, 5.40%, 3/30/2050 (a)	200,000	170,662
Republic of Rwanda, 5.50%, 8/9/2031 (a)	200,000	166,475
Republic of Senegal
6.25%, 5/23/2033 (d)	200,000	173,500
6.75%, 3/13/2048 (d)	200,000	154,100
Republic of South Africa, 6.25%, 3/8/2041	100,000	90,675
State of Mongolia, 4.45%, 7/7/2031 (d)	200,000	165,022
Sultanate of Oman Government Bond
6.25%, 1/25/2031 (d)	200,000	205,500
6.50%, 3/8/2047 (d)	200,000	181,500
Ukraine Government Bond, 6.88%, 5/21/2029 (d)	200,000	72,500
Total Foreign Government Securities (Cost $5,769,839)		4,790,291
	SHARES
Short Term Investments — 10.2%
Investment Companies — 9.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.86% (i) (j) (Cost $13,825,872)	13,821,738	13,825,885

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 0.9%
U.S. Treasury Bills, 0.67%, 7/7/2022 (k)(Cost $1,299,126)	1,300,000	1,299,048
Total Short Term Investments (Cost $15,124,998)		15,124,933
Total Investments — 110.6% (Cost $173,393,609)		164,514,334
Liabilities in Excess of Other Assets — (10.6)%		(15,746,834)
NET ASSETS — 100.0%		148,767,500

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security is an interest bearing note with preferred security characteristics.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2022.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2022.
(k)	The rate shown is the effective yield as of May 31, 2022.

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
TBA Short Commitment

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
FNMA / FHLMC UMBS, Single Family, 30 Year TBA
2.50, June 25, 2052(a)	(5,901,000)	(5,431,225)
4.50, June 25, 2052(a)	(2,400,000)	(2,443,125)
2.50, May 25, 2052(a)	(5,901,000)	(5,434,785)
4.50, May 25, 2052(a)	(2,400,000)	(2,445,662)
4.50, July 25, 2052(a)	(2,400,000)	(2,436,656)
(Proceeds received of $18,140,576)		(18,191,453)

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of May 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	67	09/21/2022	USD	8,602,172	(92,109)
U.S. Treasury Long Bond	2	09/21/2022	USD	278,687	(4,067)
U.S. Treasury 5 Year Note	241	09/30/2022	USD	27,219,820	80,494
					(15,682)
Short Contracts
U.S. Treasury 2 Year Note	(58)	09/30/2022	USD	(12,242,984)	6,066
U.S. Treasury 10 Year Note	(84)	09/21/2022	USD	(10,030,125)	67,871
U.S. Treasury Ultra Bond	(2)	09/21/2022	USD	(310,875)	1,011
					74,948
					59,266

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of May 31, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.38-V1	5.00	Quarterly	6/20/2027	4.60	USD 3,600,000	24,480	69,627	94,107

(**)	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(a)	Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$23,164,210	$11,178,622	$34,342,832
Collateralized Mortgage Obligations	—	9,508,446	1,984,593	11,493,039
Commercial Mortgage-Backed Securities	—	16,769,757	8,598,316	25,368,073
Corporate Bonds	—	59,491,031	—	59,491,031
Foreign Government Securities	—	4,790,291	—	4,790,291
Mortgage-Backed Securities	—	13,904,135	—	13,904,135
Short-Term Investments
Investment Companies	13,825,885	—	—	13,825,885
U.S. Treasury Obligations	—	1,299,048	—	1,299,048
Total Short-Term Investments	13,825,885	1,299,048	—	15,124,933
Total Investments in Securities	$13,825,885	$128,926,918	$21,761,531	$164,514,334
Liabilities
TBA Short Commitment	$—	$(18,191,453)	$—	$(18,191,453)
Total Liabilities for Securities Sold Short	$—	$(18,191,453)	$—	$(18,191,453)
Appreciation in Other Financial Instruments
Futures Contracts	$155,442	$—	$—	$155,442
Swaps	—	69,627	—	69,627
Depreciation in Other Financial Instruments
Futures Contracts	(96,176)	—	—	(96,176)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$59,266	$69,627	$—	$128,893
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$8,815,163	$—	$(126,941)	$(204,998)	$2,453,245	$(17,462)	$—	$259,615	$11,178,622
Collateralized Mortgage Obligations	1,517,003	—	(31,556)	(851)	499,997	—	—	—	1,984,593
Commercial Mortgage-Backed Securities	6,631,360	12	(375,686)	1,334	2,028,188	(12)	—	313,120	8,598,316
Total	$16,963,256	$12	$(534,183)	$(204,515)	$4,981,430	$(17,474)	$—	$573,005	$21,761,531

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(534,183).
There were no significant transfers into or out of level 3 for the period ended May 31, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$6,556,366	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (17.05%)
			Yield (Discount Rate of Cash Flows)	4.33% - 8.65% (6.38%)

Asset-Backed Securities	6,556,366
	1,497,093	Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
			Yield (Discount Rate of Cash Flows)	5.58% (5.58%)

Collateralized Mortgage Obligations	1,497,093
	8,598,316	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.22%)
			Yield (Discount Rate of Cash Flows)	4.61% - 8.75% (6.97%)

Commercial Mortgage-Backed Securities	8,598,316
Total	16,651,775

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $5,109,756. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.86% (a) (b)	$18,529,733	$22,646,889	$27,348,614	$(2,702)	$579	$13,825,885	13,821,738	$8,961	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
C.  Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps,

JPMORGAN INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.